REDEEMABLE CONVERTIBLE PREFERRED UNITS AND OWNERS' EQUITY	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED UNITS AND OWNERS' EQUITY
11.	REDEEMABLE CONVERTIBLE PREFERRED UNITS AND OWNERS’ EQUITY

Redeemable Convertible Preferred Units

On June 27, 2019, the Partnership completed the Preferred Offering pursuant to which it sold an aggregate of 52,083,333 Preferred Units at a purchase price of $1.1040 per Preferred Unit, reflecting an 8% discount to the liquidation preference of each Preferred Unit, for an aggregate purchase price of $57.5 million.

Pursuant to the Series A Purchase Agreement, the Partnership filed a registration statement on Form S-1 with the SEC to effect the Rights Offering, which was completed on October 25, 2019 with 3,039,380 common units being purchased for a total of $3.6 million. The gross proceeds from the Rights Offering were used to redeem 3,039,380 of the Partnership’s outstanding Preferred Units on October 25, 2019 at a price of $1.20 per Preferred Unit.

On December 31, 2019, in connection with the consummation of the C-Corporation Conversion, all of the remaining outstanding Preferred Units were converted into common shares of the Company at a conversion rate of one share of common stock for each Preferred Unit.

Capital Stock

Effective as of the C-Corporation Conversion, the Company is authorized to issue two classes of capital stock: common stock, $0.01 par value per share (“Common Stock”) and preferred stock, $0.01 par value per share (“Preferred Stock”). At December 31, 2019, 94,447,356 million shares of Common Stock were issued and outstanding and no shares of Preferred Stock were issued or outstanding. At December 31, 2019, there were 105,552,644 shares of Common Stock available for issuance, including 986,552 shares available for issuance as stock-based incentive compensation under the 2019 Plan, and 10,000,000 shares of Preferred Stock available for issuance.

Holders of Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of the Company’s stockholders, will have the exclusive right to vote for the election of directors and do not have cumulative voting rights. In the event of any liquidation, dissolution or winding-up of the Company’s affairs, the holders of the Company’s Common Stock will be entitled to share ratably in the Company’s assets that are remaining after payment or provision for payment of all of the Company’s debts and obligations and after liquidation payments to and subject to any continuing participation by holders of outstanding shares of Preferred Stock, if any.

The Company’s Board of Directors (the “Board”) is authorized, subject to any limitations prescribed by law, without further stockholder approval, to establish and to issue from time to time one or more classes or series of Preferred Stock covering up to an aggregate of 10,000,000 shares of Preferred Stock. Each class or series of Preferred Stock will cover the number of shares and will have the powers, preferences, rights, qualifications, limitations and restrictions determined by the Board, which may include, among others, dividend rights, liquidation preferences, voting rights, conversion rights, preemptive rights and redemption rights. Except as provided by law or in a preferred stock designation, the holders of Preferred Stock will not be entitled to vote at or receive notice of any meeting of stockholders.

Subsequent Events

On April 1, 2020, the Issuers and the Trustee entered into the Supplemental Indenture, pursuant to which the Issuers agreed to cause the Company to use its best efforts to effectuate an offering to holders of Common Stock of transferable rights to purchase their pro rata share of shares of Common Stock with an aggregate exercise price of at least $17 million at a price of $0.73 per share, as promptly as practicable with an expiration date no later than July 24, 2020 and to receive proceeds of not less than $8.2 million therefrom. Concurrently, the Company entered into a letter agreement with Axar (the “Axar Commitment”), pursuant to which Axar agreed to purchase shares of the Company’s Series A Preferred Stock with an aggregate purchase price of $8.8 million on April 3, 2020. As contemplated by the Axar Commitment, on April 3, 2020, the Company sold an aggregate of 176 shares of Series A Preferred Stock to the 2020 Purchasers for an aggregate purchase price of $8.8 million pursuant to the terms of a Series A Preferred Stock Purchase Agreement (the “2020 Preferred Purchase Agreement”) by and among the Company and the purchasers party thereto. For further details, see Note 26 Subsequent Events of this Annual Report.